Note 21 - Acquisition of Oakmont Capital Holdings, LLC (Details Textual) - Oakmont Capital Holdings, LLC [Member] $ in Thousands	Jan. 04, 2021 USD ($)
Business Combination, Consideration Transferred, Total	$ 3,986
Quaint Oak Bank [Member]
Business Combination, Consideration Transferred, Total	$ 2,284
Business Acquisition, Percentage of Voting Interests Acquired	51.00%